Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

March 31, 2020

VIPF2015-QTLY-0520
1.830292.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	82,162	$2,647,256
VIP Equity-Income Portfolio Initial Class (a)	157,723	2,791,703
VIP Growth & Income Portfolio Initial Class (a)	197,454	3,182,957
VIP Growth Portfolio Initial Class (a)	43,106	2,706,629
VIP Mid Cap Portfolio Initial Class (a)	33,766	779,664
VIP Value Portfolio Initial Class (a)	204,412	2,050,248
VIP Value Strategies Portfolio Initial Class (a)	122,239	1,006,025
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,129,454)		15,164,482

International Equity Funds - 22.3%
VIP Emerging Markets Portfolio Initial Class (a)	801,813	7,256,411
VIP Overseas Portfolio Initial Class (a)	615,741	11,366,577
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,336,645)		18,622,988

Bond Funds - 44.2%
Fidelity Inflation-Protected Bond Index Fund (a)	665,499	6,828,023
Fidelity Long-Term Treasury Bond Index Fund (a)	112,980	1,936,483
VIP High Income Portfolio Initial Class (a)	363,916	1,692,212
VIP Investment Grade Bond Portfolio Initial Class (a)	2,019,324	26,554,107
TOTAL BOND FUNDS
(Cost $35,029,385)		37,010,825

Short-Term Funds - 15.4%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $12,873,041)	12,873,041	12,873,041
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $75,368,525)		83,671,336
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,262)
NET ASSETS - 100%		$83,663,074

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$7,637,591	$811,590	$1,762,488	$6,831	$11,609	$129,721	$6,828,023
Fidelity Long-Term Treasury Bond Index Fund	2,372,970	260,006	1,148,702	13,436	136,230	315,979	1,936,483
VIP Contrafund Portfolio Initial Class	3,492,848	488,587	928,747	20,702	179,272	(584,704)	2,647,256
VIP Emerging Markets Portfolio Initial Class	8,292,353	2,645,229	1,148,501	730,691	(47,639)	(2,485,031)	7,256,411
VIP Equity-Income Portfolio Initial Class	3,689,086	887,410	850,325	167,449	(49,899)	(884,569)	2,791,703
VIP Government Money Market Portfolio Initial Class 0.26%	11,411,775	3,911,908	2,450,642	34,134	--	--	12,873,041
VIP Growth & Income Portfolio Initial Class	4,206,126	1,056,995	911,637	214,062	(53,294)	(1,115,233)	3,182,957
VIP Growth Portfolio Initial Class	3,569,954	780,554	929,056	310,084	190,102	(904,925)	2,706,629
VIP High Income Portfolio Initial Class	1,885,826	367,234	285,526	14,141	(11,895)	(263,427)	1,692,212
VIP Investment Grade Bond Portfolio Initial Class	29,453,381	3,416,386	6,299,610	129,767	(37,519)	21,469	26,554,107
VIP Mid Cap Portfolio Initial Class	1,024,513	248,249	196,932	1,661	(7,325)	(288,841)	779,664
VIP Overseas Portfolio Initial Class	12,877,039	3,195,698	2,081,913	57,580	(111,625)	(2,512,622)	11,366,577
VIP Value Portfolio Initial Class	2,710,222	860,906	496,151	107,162	(45,826)	(978,903)	2,050,248
VIP Value Strategies Portfolio Initial Class	1,328,086	450,262	240,773	68,821	(25,890)	(505,660)	1,006,025
	93,951,770	19,381,014	19,731,003	1,876,521	126,301	(10,056,746)	83,671,336

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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